SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
State
Federal
Foreign			1,435	391
State
Federal
Foreign			70	55
State
Federal			525	250
Foreign
Total	$ 226	$ 628	$ 2,030	$ 696